Summary of Significant Accounting Policies - Schedule Of Condensed Income Statement And Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating revenue, net	¥ 3,205,914	$ 503,078	¥ 3,027,948	¥ 1,510,965
Net income/(loss)	(1,574,080)	(247,007)	(663,869)	(321,535)
Net cash used in operating activities	(1,096,652)	(172,089)	(777,108)	(532,895)
Net cash provided by/(used in) investing activities	(846,898)	(132,897)	(1,217,701)	(45,955)
Net cash used in financing activities	2,119,670	$ 332,622	2,050,890	1,472,775
VIE [Member]
Operating revenue, net	3,193,807		3,013,546	1,510,965
Net income/(loss)	(505,603)		233,434	20,477
Net cash used in operating activities	(240,527)		(301,869)	(381,917)
Net cash provided by/(used in) investing activities	(99,240)		(277,521)	75,528
Net cash used in financing activities	¥ 0		¥ 0	¥ (19,190)